Share capital (Tables)	12 Months Ended
Dec. 31, 2024
Share capital.
Schedule of share capital

	Number of shares
	Common	Treasury
	shares	shares	Total
Balance as of January 1, 2023	115,348,311	(38,214,291)	77,134,020
Issue of shares - treasury shares	32,900,000	(32,900,000)	—
Issue of shares - exercise ESOP	12,527,235	—	12,527,235
Sale of shares under shelf registration	—	7,999,998	7,999,998
Exercise of pre-funded warrants(1)	23,578,950	—	23,578,950
Sale of shares under sale agency agreement	—	4,006,373	4,006,373
Net purchase of shares under liquidity agreement	—	(43,872)	(43,872)
Acquisition of shares forfeited from DSPPP	—	(7,311)	(7,311)
Balance as of December 31, 2023	184,354,496	(59,159,103)	125,195,393
Shares reclassed as treasury shares under IFRS 2	—	(29,958,807)	(29,958,807)
Balance as of December 31, 2023 IFRS 2	184,354,496	(89,117,910)	95,236,586
(1) In accordance with Swiss law, the issuance of 6,120,000 new shares through the exercise of pre-funded warrants from December 12, 2023 to December 31, 2023, have been registered in the commercial register on February 20, 2024. As of December 31, 2023, the amount of the share capital as registered in the commercial register is CHF 1,782,344.96 divided into 178,234,496 shares.

	Number of shares
	Common	Treasury
	shares	shares	Total
Balance as of January 1, 2024(1)	184,354,496	(59,159,103)	125,195,393
Sale of shares under sale agency agreement	—	3,050,665	3,050,665
Net sale of shares under liquidity agreement	—	55,450	55,450
Acquisition of shares forfeited from DSPPP	—	(8,539)	(8,539)
Balance as of December 31, 2024	184,354,496	(56,061,527)	128,292,969
Shares reclassed as treasury shares under IFRS 2	—	(29,950,268)	(29,950,268)
Balance as of December 31, 2024 IFRS 2	184,354,496	(86,011,795)	98,342,701

(1) In accordance with Swiss law, the issuance of 6,120,000 new shares through the exercise of pre-funded warrants from December 12, 2023 to December 31, 2023, have been registered in the commercial register on February 20, 2024. As of January 1, 2024, the amount of the share capital as registered in the commercial register is CHF 1,782,344.96 divided into 178,234,496 shares.